Amounts Recognized in Consolidated Balance Sheets (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Accrued pension and severance cost	¥ (249,604)	¥ (197,609)
Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Other assets	54	345
Accrued pension and severance cost	(178,242)	(133,529)
Defined Benefit Plan, Amounts Recognized in Balance Sheet, Total	(178,188)	(133,184)
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Other assets	1,397	1,318
Accrued expenses	(132)	(533)
Accrued pension and severance cost	(71,362)	(64,080)
Defined Benefit Plan, Amounts Recognized in Balance Sheet, Total	¥ (70,097)	¥ (63,295)